NOTE 5 – INTANGIBLE ASSETS (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Nov. 27, 2023	Nov. 21, 2023	Nov. 01, 2023	Sep. 30, 2023	Sep. 10, 2023	Mar. 31, 2022	Nov. 30, 2023	Feb. 29, 2024	Feb. 28, 2023	Dec. 31, 2022	Feb. 29, 2024	Feb. 28, 2023	May 31, 2022	Aug. 31, 2023	Dec. 31, 2022	Aug. 31, 2022	May 31, 2023	Nov. 30, 2022	Aug. 20, 2022
Indefinite-Lived Intangible Assets [Line Items]
Revenue from Contract with Customer, Including Assessed Tax								$ 171,001	$ 177,286		$ 885,289	$ 357,286		$ 948,000		$ 2,928,000
Amortization of Intangible Assets											(1,072,482)	(1,779,243)	$ 3,221,789	3,048,172		3,221,789
N F T Licenses [Member]
Indefinite-Lived Intangible Assets [Line Items]
Revenue from Contract with Customer, Including Assessed Tax								$ 171,001	$ 177,286		228,000	$ 357,286		698,000		122,000
N F T M M M M Monthly Renewed Terms [Member]
Indefinite-Lived Intangible Assets [Line Items]
[custom:TermsOfNFTPlatformAccess]			On August 6, 2022, the Company licensed NFT MMM platform to a third party to allow the access of NFT MMM platform and platform data on both app and website for one year starting from August 20, 2022 for a monthly license fee of $60,000. Subsequent to the license renewal on November 1, 2023, the Company would continue licensing the NFT MMM platform to the same third party from November 1, 2023 until October 31, 2025 for a monthly license fee of $57,000
[custom:NFTPlatformMonthlyLicenseFee-0]			$ 57,000
N F T M M M M Monthly [Member]
Indefinite-Lived Intangible Assets [Line Items]
[custom:NFTPlatformMonthlyLicenseFee-0]																			$ 60,000
Sales-type Lease, Lease Receivable																			$ 60,000
N F T M M M Platform [Member]
Indefinite-Lived Intangible Assets [Line Items]
Proceeds from License Fees Received														698,000
Fifty Nine Movies Capitalive Holdings [Member]
Indefinite-Lived Intangible Assets [Line Items]
Sales-type Lease, Lease Receivable																	$ 250,000
Five Movies Copyright [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset Acquisition, Contingent Consideration, Liability						$ 1,500,000
Amazing Data And Nice To Meet You [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset Acquisition, Contingent Consideration, Liability																		$ 600,000
Asset Acquisition, Consideration Transferred																$ 356,724
Finite-Lived Intangible Assets Acquired										$ 356,724
Accounts Payable, Other, Current										$ 243,276					$ 243,276
Loss Contingency, Settlement Agreement, Terms															Per amended agreement, the remaining three movies will be delivered upon receiving the payment of minimum $300,000 per movie from the Company before December 31, 2022. The agreement was terminated on December 31, 2022 due to the fact that the Company did not make the payments for the remaining movies.
Amazing Data And Nice To Meet You Quarterly [Member]
Indefinite-Lived Intangible Assets [Line Items]
Loss Contingency, Settlement Agreement, Terms															Per amended agreement, the remaining three movies will be delivered upon receiving the payment of minimum $300,000 per movie from the Company before December 31, 2022. The agreement was terminated on December 31, 2022
T V Drama Series [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset Acquisition, Contingent Consideration, Liability						525,000
Asset Acquisition, Consideration Transferred						$ 525,000
Customer Refundable Fees, Refund Payments											$ 420,000			$ 420,000
All In One Media 4 Movies [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset Acquisition, Consideration Transferred					$ 104,714
All In One Media 4 Movies Mainland China [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset Acquisition, Consideration Transferred	$ 378,513
All In One Media 2 Movies [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset Acquisition, Consideration Transferred				$ 212,562
Anyone Pictures 1 Movie [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset Acquisition, Consideration Transferred							$ 180,000
Anyone Pictures Second Movie [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset Acquisition, Consideration Transferred							$ 211,800
Capitalive Holdings Limited Movie [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset Acquisition, Consideration Transferred		$ 140,000